BlackRock CoRI 2015 Fund
Fund Overview Key Facts About BlackRock CoRI 2015 Fund
Investment Objective
The investment objective of the BlackRock CoRI 2015 Fund (the “CoRI 2015 Fund” or the “Fund”) is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2015 (the “CoRI Index 2015” or the “Index”).

The CoRI Index 2015, in turn, seeks to track the changes over time (both increases and decreases) in the expected median “cost of lifetime income” for an individual who turned 65 in the year 2015. The “cost of lifetime income” refers to the median cost today of generating $1 of annual income for life (adjusted for cost of living increases) starting on or about July 1, 2015.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the CoRI 2015 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 76 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-75 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BlackRock CoRI 2015 Fund	Investor A Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none
[1]	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BlackRock CoRI 2015 Fund		Investor A Shares	Institutional Shares
Management Fee		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.51%	1.39%
Administration Fee		0.05%	0.05%
Miscellaneous Other Expenses	[1]	1.46%	1.34%
Total Annual Fund Operating Expenses	[2]	2.06%	1.69%
Fee Waivers and/or Expense Reimbursements	[3]	(1.23%)	(1.11%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.83%	0.58%
[1]	Other expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of other expenses to reflect current fees.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on page 89, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.83% (for Investor A Shares) and 0.58% (for Institutional Shares) of average daily net assets through February 28, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the BlackRock CoRI Funds (the "Trust") or by a vote of a majority of the outstanding voting securities of the Fund.

Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BlackRock CoRI 2015 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	481	906	1,355	2,600
Institutional Shares	59	424	813	1,905

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Overview

The CoRI 2015 Fund has a “Pre-Reference Date Period” and a “Post-Reference Date Period”. Shares of the Fund will be offered on a continuous basis from the commencement of the Pre-Reference Date Period until the termination of the Post-Reference Date Period, at which time the Fund will begin its liquidation process. The Fund is intended for, but not limited to, tax-exempt or tax-deferred accounts.

The Pre-Reference Date Period

The Pre-Reference Date Period ran from the Fund’s commencement of operations through June 30, 2015 (the “Reference Date”). During the Pre-Reference Date Period, the Fund sought to provide long-term investment results that corresponded to the total return of the CoRI Index 2015. During this period, the CoRI Index 2015, in turn, sought to track the changes over time (both increases and decreases) in the expected median cost of lifetime income for an individual turning 65 in the year 2015, adjusted to present value (i.e., the median cost today of generating $1 of annual income for life (adjusted for cost of living increases) starting on or about July 1, 2015).

The Post-Reference Date Period

The Post-Reference Date Period commenced on the day after the Reference Date (i.e., July 1, 2015) and will run for a period of 10 years, at which time the Fund will begin its liquidation process. The final liquidation, as well as any share redemptions prior thereto, will be a taxable transaction to investors, unless the Fund shares are held in a tax-deferred account.

On or after the Reference Date, an investor in the Fund has the option of (i) remaining in the Fund for the duration of the Post-Reference Date Period, or (ii) liquidating his or her holdings in the Fund and working with his or her financial advisor to transfer his or her investment in the Fund to an alternative retirement solution (e.g., an annuity or other retirement income product).

During the Post-Reference Date Period, the Fund’s objective will remain the same and thus will continue to seek to provide long-term investment results that correspond to the total return of the CoRI Index 2015. The CoRI Index 2015 will, in turn, continue to seek to track the changes over time in the expected median cost of lifetime income for an individual who turned 65 in the year 2015, but without the present value adjustment that was made during the Pre-Reference Date Period. If the Fund’s strategy is successful, the value of an investment in the Fund will increase or decrease with the changes in the expected cost of lifetime income for an individual who turned 65 in the year 2015. In addition, the Fund may seek to increase the amount of distributions to investors during the Post-Reference Date Period, which may include returns of capital. During this period, an investor may elect to receive dividends and/or distributions in cash, or reinvest them in additional shares of the Fund. However, if an investor decides to reinvest all dividends and distributions in additional shares of the Fund, the investor can potentially generate a greater amount of annual lifetime income than initially targeted.

The Board of Trustees (the “Board”) may terminate, liquidate or merge the Fund out of existence at any time, if it determines that doing so is in the best interest of the Fund.

The CoRI 2015 Fund and the CoRI Index 2015 are not, and do not represent, a guarantee of any kind. The returns of the CoRI Index 2015 do not reflect most of the fees, expenses and costs that may be associated with an annuity or other retirement product that an individual may purchase, or any assumption that such a product will be available for purchase at the time of retirement. The returns of the CoRI 2015 Fund, and the value of your investment in the Fund, do not reflect the fees, expenses and costs that may be associated with an annuity or any other retirement income product that an individual may purchase, or any assumption that such a product will be available for purchase at the time of retirement. Investing involves risk, including possible loss of principal. Neither the CoRI 2015 Fund nor the CoRI Index 2015 guarantees future income or protects against loss of principal. There can be no assurance that an investment strategy based on the CoRI Index 2015 will be successful.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities or other financial instruments, including derivatives, that (a) are components of the CoRI Index 2015, or (b) have economic characteristics similar to securities contained in the CoRI Index 2015 and are issued by issuers of securities contained in the CoRI Index 2015. The CoRI Index 2015 is comprised of fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS). A proprietary methodology is used to determine the holdings and weightings of the securities in the CoRI Index 2015’s portfolio, taking into account a variety of factors that drive the cost of lifetime income, such as longevity expectations, interest rates, time to retirement, and access to annuity contracts, resulting in a portfolio of securities whose value is designed to move in concert with, and reflect the changes in, such cost. All securities in the CoRI Index 2015 are investment grade at each time the Index is rebalanced. Investment grade securities are those that, at the time of purchase, are rated in the higher rating categories by at least one of the recognized rating agencies (BBB or higher by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or are determined by BlackRock to be of similar quality. Split rated securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. As of December 31, 2015, the CoRI Index 2015 was comprised of 45% corporate bonds and 55% U.S. Treasuries and U.S. Treasury STRIPS. The holdings and weightings of the CoRI Index 2015’s portfolio of securities may change over time depending on market conditions. Therefore, the weightings of the corporate bond component and Treasury component of the CoRI Index 2015’s portfolio may increase or decrease during the Post-Reference Date Period.

The Fund’s 80% investment policy is non-fundamental and may be changed by the Trust’s Board without shareholder approval upon 60 days’ prior notice to shareholders.

The Fund expects to maintain a duration that is within +/-1.5 years of the duration of the CoRI Index 2015. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value would be expected to fall about 10% when interest rates rise by one percentage point, assuming all other factors remain equal. Conversely, the bond fund’s net asset value would be expected to rise about 10% when interest rates fall by one percentage point, assuming all other factors remain equal. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. As of December 31, 2015, the duration of the CoRI Index 2015 was 11.98 years, as calculated by BlackRock.

The Fund may invest in a representative sample of the securities that comprise the CoRI Index 2015, or the Fund may purchase all of the securities in the Index. Securities are selected for investment by the Fund in accordance with the relative proportion of such securities, or issuers thereof, within the CoRI Index 2015, as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors.

In addition to the securities described above, the Fund may invest in bonds that include mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; municipal securities; asset-backed securities; and to-be-announced (“TBA”) mortgage-backed securities. The Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

BlackRock may use proprietary quantitative models to actively manage the Fund’s portfolio to seek to provide long-term investment results, net of fees, that correspond to the total return of the CoRI Index 2015. As part of this strategy, the Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities or other financial instruments that are not components of the CoRI Index 2015 or in securities of issuers that are not included in the CoRI Index 2015, such as below investment grade securities. The goal of this active strategy is to offset the potential difference in the Fund’s total return relative to that of the CoRI Index 2015, as described in “Tracking Error Risk” below; this strategy is not designed to outperform the Index but rather to better align the Fund’s performance (net of Fund fees and expenses) with that of the CoRI Index 2015.

Although the Fund normally invests primarily in investment grade securities, it may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities rated below investment grade or which, if unrated, are deemed to be of comparable quality by BlackRock (“high yield” or “junk” bonds) at the time of purchase. Below investment grade securities are securities that, at the time of purchase, are rated in the lower rating categories by at least one of the recognized rating agencies (BB or lower by S&P or Fitch, or Ba or lower by Moody’s) or are determined by BlackRock to be of similar quality. Split rated securities are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating.

The Fund may invest in derivatives, such as futures contracts, options (including, but not limited to, options on swaps (i.e., swaptions)) and various other instruments (including, but not limited to, interest rate, total return, credit default and credit default index swaps (which can be used to transfer the credit risk of a security without actually transferring ownership of the security), credit-linked notes, and indexed and inverse floating-rate securities). The Fund may use derivatives, for example, in managing short-term liquidity, as substitutes for comparable positions in the securities in its benchmark index, in managing duration and/or to position the portfolio for anticipated market changes. The Fund may also use certain derivatives as part of the active strategy described above. The Fund may, but is not required to, use derivative or short sale transactions (which are transactions in which the Fund sells a borrowed security with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender) to hedge its risk against potential declines in value of a portfolio security or to enhance returns as part of its overall investment strategy. The Fund may also invest in forward foreign currency contracts.

Currently, the Fund is a stand-alone fund that seeks to achieve its investment objective by making direct investments. In the future, the Trust’s Board may determine to convert the Fund into a master/feeder structure pursuant to which the Fund would seek to achieve its investment objective indirectly by investing substantially all of its assets in a master fund with the same investment objective and strategies as the Fund. This conversion may be made without shareholder approval, with at least 30 days’ prior notice to shareholders.

The Fund does not by itself constitute a balanced investment program. Diversifying your investments by buying shares in other funds may improve your long-term return as well as reduce volatility.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

  Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

  Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

  Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.
  Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
  Early Termination Risk —The Board may terminate, liquidate or merge the Fund out of existence at any time if it determines that it is in the best interests of the Fund. In such a case, the Fund may not achieve its investment objective, and you could lose money.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Government Agency Securities Risk — Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
  Index Risk — There is no guarantee that the Fund will achieve investment results that correlate to the performance of the CoRI Index 2015, and therefore achieve its investment objective.

  No Guarantee of Future Income or Against Loss of Principal — The CoRI Index 2015 does not guarantee future income or protection against loss of principal. There can be no assurance that an investment strategy based on the CoRI Index 2015 will be successful. The CoRI Index 2015 is unmanaged and cannot be invested in directly.

  Predicting the Factors Driving the Cost of Lifetime Income — A proprietary methodology is used to determine the holdings and weightings of the securities in the CoRI Index 2015’s portfolio, taking into account a variety of factors that drive the cost of lifetime income, such as longevity expectations, interest rates, time to retirement, and access to annuity contracts, resulting in a portfolio of securities whose value is designed to move in concert with, and reflect the changes in, such cost. Because these factors cannot be predicted with certainty, there is a risk that the CoRI Index 2015’s performance may differ from actual future results.

  Assumptions in Methodology — During both the Pre-Reference Date Period and the Post-Reference Date Period, the methodology of the CoRI Index 2015 is supported by assumptions about the relationship between annuity pricing and fixed income markets, the accuracy of third party reporting and compilation of current annuity pricing, and the predictive nature of the components of the methodology. There is no assurance that these assumptions are correct or will perform in the manner that they have in the past. Furthermore, the methodology of the CoRI Index 2015 is gender neutral and does not factor in the different annual pricing that may be available depending on an investor’s gender.

  Reliance on Third Party Sources — The CoRI Index 2015 is the property of BlackRock, Inc. and/or its subsidiaries, and supported by proprietary BlackRock, Inc. research. Although BlackRock, Inc., the owner of the CoRI Index 2015, will obtain information from sources that BlackRock, Inc. considers to be reliable, none of BlackRock, Inc., its subsidiaries or any other third party involved in, or related to, compiling, computing or creating the information guarantees the accuracy and/or the completeness of any of this information.

  No Guarantee of Cost or Availability of Retirement Income Products — The CoRI Index 2015 is not, and does not represent, a guarantee of any kind. Its returns do not reflect most of the fees, expenses and costs that may be associated with an annuity or other retirement product that an individual may purchase, or any assumption that such a product will be available for purchase at the time of retirement. The returns of the CoRI 2015 Fund, and the value of your investment in the Fund, do not reflect the fees, expenses and cost that may be associated with an annuity or any other retirement income product that an individual may purchase, or any assumption that such a product will be available for purchase at the time of retirement.

  No Guarantee From Affiliated Index Provider — The CoRI Index 2015 is maintained by BlackRock Index Services, LLC (the “Affiliated Index Provider”), a subsidiary of BlackRock, Inc. While the Affiliated Index Provider publishes descriptions of what the CoRI Index 2015 is designed to achieve, the Affiliated Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the CoRI Index 2015 will not deviate from its stated methodology. The Affiliated Index Provider does not provide any warranty or guarantee for Affiliated Index Provider errors. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time. Therefore gains, losses or costs associated with Affiliated Index Provider errors will be borne by the Fund and its shareholders. For example, during a period where the CoRI Index 2015 contains incorrect constituents, the CoRI 2015 Fund would have market exposure to such constituents and would be underexposed to the CoRI Index 2015’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Affiliated Index Provider errors will be kept by the Fund and its shareholders and any losses resulting from Affiliated Index Provider errors will be borne by the Fund and its shareholders.

  Transaction Costs and Tracking Error — During the Pre-Reference Date Period and the Post-Reference Date Period, the CoRI Index 2015 will be rebalanced monthly. Apart from scheduled rebalances, the Affiliated Index Provider may carry out additional ad hoc rebalances to the CoRI Index 2015 in order, for example, to correct an error in the selection of index constituents. Where the CoRI Index 2015 is rebalanced and the CoRI 2015 Fund in turn rebalances its portfolio to bring it in line with the CoRI Index 2015, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Unscheduled rebalances to the CoRI Index 2015 may also expose the Fund to tracking error risk, which is the risk that its returns may not track exactly those of the CoRI Index 2015. Therefore, errors and additional ad hoc rebalances carried out by the Affiliated Index Provider to the CoRI Index 2015 may increase the costs and market exposure risk of the Fund.
  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Funds portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money. Although the Fund will seek to provide long-term investment results that correspond to the total return of the CoRI Index 2015, there is no guarantee that the Fund will be able to meet its objective or that its strategies will be successful. For example, the value of the Fund’s investments selected by Fund management may decrease in value significantly. Any such decrease may have a materially adverse effect on the Fund and the value of your investment.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

  General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

  Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

  Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

  Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

  Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

  Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

  Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
  Pay-in-kind Bonds Risk — Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.
  Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in your Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
  Short Sales Risk — Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short.
  Tax Risk — An investor’s ability to achieve investment results that correspond to the total return of the CoRI Index 2015 will depend, in part, on the reinvestment in full of all dividends and distributions, without redemptions of Fund shares. For taxable accounts invested in the Fund, any tax liabilities stemming from Fund dividends and other distributions would need to be paid by the investor using funds from outside of his or her investment in the Fund in order for the investor to remain fully invested in the Fund. Tax liabilities from dividends, other distributions or share redemptions are not accounted for in the Fund’s strategy of seeking to track the performance of the CoRI Index 2015. Such tax liabilities would include federal income taxes, the federal Medicare tax of 3.8% on net gain from investments and on net investment income (above certain income levels), and any applicable state and local taxes. Similarly, the final liquidation of the Fund, as well as any share redemptions prior thereto, will be taxable to investors. The CoRI Index 2015 does not account for investor tax liabilities from the Fund’s final liquidation or other share redemptions. Fund investors should consult their financial advisors before investing in the Fund. The Fund is intended for, but not limited to, tax-exempt or tax-deferred accounts.

  If the Fund distributes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. This means that the Fund is returning to shareholders a portion of their invested capital, less accrued expenses, which will reduce the cost basis of their fund shares. For taxable shareholders, such returns of capital are generally not taxable currently but will increase the amount of gain realized or decrease the amount of loss realized upon the eventual sale of some or all of the shares, regardless of whether the shares have increased in, or lost, value. A return of capital that exceeds a shareholder’s remaining basis will generally be taxable gain to the shareholder.
  Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the CoRI Index 2015. Tracking error may occur because the Fund has operating and other expenses that the CoRI Index 2015 does not. It may also occur because of differences between the securities held in the Fund’s portfolio and those included in the CoRI Index 2015, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends, changes to the CoRI Index 2015 or the need to meet various new or existing regulatory requirements. As a result, while the Fund will attempt to provide long-term investment results that correspond to the total return of the CoRI Index 2015, the Fund will tend to underperform the Index to some degree over time. In addition, there is no guarantee that the Fund will be able to meet its objective or that its strategies will be successful. For example, the Fund may underperform the CoRI Index 2015 significantly. Any such underperformance may have a materially adverse effect on the Fund and the value of your investment.
  Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
  U.S. Government Mortgage-Related Securities Risk — There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Zero Coupon Securities Risk — While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

Performance Information
The information shows you how the Fund’s performance has varied since inception and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the BlackRock CoRI Retirement Index 2015 and the Barclays U.S. Aggregate Bond Index. The components of the Barclays U.S. Aggregate Bond Index are not representative of the Fund’s portfolio holdings. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Investor A Shares ANNUAL TOTAL RETURNS BLACKROCK CORI 2015 FUND As of 12/31

During the one-year period shown in the bar chart, the highest return for a quarter was 3.46% (quarter ended September 30, 2015) and the lowest return for a quarter was –5.49% (quarter ended June 30, 2015).
As of 12/31/15 Average Annual Total Returns
Average Annual Total Returns - BlackRock CoRI 2015 Fund	1 Year	Since Inception	Inception Date
Investor A Shares	(4.54%)	4.22%	Jan. 31, 2014
Investor A Shares | Return After Taxes on Distributions	(6.12%)	2.60%
Investor A Shares | Return After Taxes on Distributions and Sale of Fund Shares	(2.37%)	2.56%
Institutional Shares	(0.30%)	6.74%	Jan. 31, 2014
BlackRock CoRI Retirement Index 2015 (Reflects no deduction for fees, expenses or taxes)	0.06%	7.27%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	0.55%	2.58%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.